Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Loss for the year	$ (32,836)
Items not involving cash:
Depreciation and amortization	6,280
Stock-based compensation expense	6,179
Deferred income tax expense (recovery)	(3,963)	761	(1,271)
Change in deferred lease inducements	(47)
Gain on disposition of long-term investments			(2,827)
Loss (income) from investment accounted for by the equity method	(1,500)
Accretion of long-term debt	1,016
Other	654
Changes in non-cash operating working capital:
Accounts receivable	(18,581)
Inventories	(2,051)
Prepaid expenses	(4,639)
Accounts payable and accrued liabilities	3,255
Deferred revenue	4,430
Warranty liability	5,860
Net cash provided by operating activities	(35,943)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,269)
Purchase of intangible assets	(123)
Sale of short-term investments, net	15,516
Advances on loan receivable	(29,816)
Repayment on loan receivable	24,013
Acquisitions, net of acquired cash (note 4)	(9,084)
Net cash used in investing activities	(13,718)
Cash flows from financing activities:
Repayment on operating lines of credit	(3,240)
Repayment of short-term debt	(221)
Repayment of long-term debt	(53,057)
Issuance of subordinated debenture notes	34,345
Shares issued for cash	1,816
Dividends paid to joint venture partner	(10,000)
Net cash (used in) provided by financing activities	(31,749)
Effect of foreign exchange on cash and cash equivalents	3,246
Increase (decrease) in cash and cash equivalents	(78,164)
Cash and cash equivalents, beginning of year	148,462
Cash and cash equivalents, end of year	70,298	148,462
Supplementary information:
Interest paid	1,349
Taxes paid	7,460
Non-cash transactions:
Purchase of property, plant and equipment by assumption of capital lease obligation	34
Shares issued on exercise of performance share units	3,799
Cancellation of performance share units	1,258
Common shares issued in connection with acquisitions (note 4)	23,052
Contingent consideration payable in common shares for Alternative Fuel Vehicle Sweden AB acquisition (note 4)	428
(Recast - Note 3(a))
Cash flows from operating activities:
Loss for the year		(34,357)	(27,440)
Items not involving cash:
Depreciation and amortization		3,455	1,828
Stock-based compensation expense		4,923	4,530
Deferred income tax expense (recovery)		761	(1,271)
Change in deferred lease inducements		(58)	(95)
Gain on disposition of long-term investments			(2,827)
Loss (income) from investment accounted for by the equity method		(842)	983
Accretion of long-term debt		1,992	1,298
Other		(344)
Changes in non-cash operating working capital:
Accounts receivable		5,523	(5,667)
Inventories		(1,927)	5,523
Prepaid expenses		(488)	54
Accounts payable and accrued liabilities		(2,831)	645
Deferred revenue		3,058	1,526
Warranty liability		(2,844)	1,495
Net cash provided by operating activities		(23,979)	(19,418)
Cash flows from investing activities:
Purchase of property, plant and equipment		(3,613)	(204)
Sale of short-term investments, net		3,376	7,584
Proceeds from disposition of long-term investments			3,744
Advances on loan receivable		(20,942)	(17,099)
Repayment on loan receivable		18,185	12,721
Acquisitions, net of acquired cash (note 4)		(13,016)
Investment in equity interest (note 7)		(4,316)
Net cash used in investing activities		(20,326)	6,746
Cash flows from financing activities:
Repayment of demand installment loan		(3,206)	(1,245)
Repayment of short-term debt			(1,120)
Repayment of long-term debt		(117)	(42)
Shares issued for cash		134,563	59,625
Share issuance costs		(6,069)	(3,192)
Dividends paid to joint venture partner		(6,000)	(4,000)
Net cash (used in) provided by financing activities		119,171	50,026
Effect of foreign exchange on cash and cash equivalents		3,116	2,171
Increase (decrease) in cash and cash equivalents		77,982	39,525
Cash and cash equivalents, beginning of year		70,480	30,955
Cash and cash equivalents, end of year		148,462	70,480
Supplementary information:
Interest paid		1,729	1,437
Taxes paid		11,394	8,454
Non-cash transactions:
Purchase of property, plant and equipment by assumption of capital lease obligation			343
Shares issued on exercise of performance share units		2,344	3,190
Cancellation of performance share units		$ 895